CREDIT FACILITY AND OTHER LOANS - Narrative (FY) (Details) $ in Thousands	3 Months Ended		12 Months Ended		24 Months Ended	27 Months Ended
	Mar. 31, 2024 USD ($) aircraft	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	Dec. 31, 2023 USD ($) aircraft	Mar. 31, 2024 USD ($) aircraft	Oct. 05, 2022 USD ($) aircraft
Line of Credit Facility [Line Items]
Proceeds from lines of credit	$ 0	$ 1,000	$ 1,000	$ 4,950
Deposit funded			0	5,800
Amortization of debt discount	46	48	183	42
Interest expense	1,100	222	$ 2,170	$ 65
SAC Leasing G280 LLC Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 40,500					$ 40,500	$ 40,500
Gulfstream G-280
Line of Credit Facility [Line Items]
Purchase obligation, number of aircrafts | aircraft	4		4	4	4	4	4
Purchase obligation	$ 34,000		$ 40,000	$ 79,000	$ 40,000	$ 34,000
Purchase commitment, amount paid			3,000		30,000	45,000
Prepayments made in the period	6,000	4,500	27,000	12,000
Prepayments funded through the SAC Leasing G280 credit facility	6,000	3,000	24,000	4,500
Purchase obligation prepayments paid by the Company	0	1,500	3,000	7,500
Line of Credit | SAC Leasing G280 LLC Credit Facility
Line of Credit Facility [Line Items]
Proceeds from lines of credit	6,000		24,000
Deposit funded			750
Long-term debt, gross	33,750		27,750	4,500	27,750	33,750
Closing financing costs	45		548	357	$ 548	45
Amortization of debt discount	47	$ 29	$ 146	$ 27
Line of credit facility, maximum borrowing capacity							$ 40,500
Line of Credit | SAC Leasing G280 LLC Credit Facility | Maximum
Line of Credit Facility [Line Items]
Maturity period			35 months	35 months	35 months
Promissory Note | Promissory Note | Line of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 34,500		$ 28,500		$ 28,500	$ 34,500
Percent of debt obligation sold	60.00%		60.00%		60.00%	60.00%